Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr May | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator Equity Defined Protection ETF® - 1 Yr May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Innovator Equity Defined Protection ETF® - 1 Yr May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Defined Protection ETF® - 1 Yr May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Defined Protection ETF® - 1 Yr May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $708.87 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)